Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets	Jun. 30, 2024
Franchise right [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Finite lived intangible asset useful life	2 years
Land use right [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Finite lived intangible asset useful life	50 years